Offerings	Feb. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value GBP0.01 per share
Amount Registered | shares	2,378,465
Proposed Maximum Offering Price per Unit	12.168
Maximum Aggregate Offering Price	$ 28,941,162.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,430.89
Offering Note	These shares may be represented by the American Depositary Shares ("ADSs") of Bicycle Therapeutics plc (the "Registrant"). Each ADS represents one ordinary share, nominal value GBP0.01 per share (an "Ordinary Share"). ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-231422). Represents Ordinary Shares of the Registrant that became available for issuance under the Amended and Restated Bicycle Therapeutics plc 2020 Equity Incentive Plan (the "2020 Plan"), effective as of January 1, 2025, pursuant to the evergreen increase provision of the 2020 Plan. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Ordinary Shares of the Registrant which become issuable under the 2020 Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding Ordinary Shares. Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the average of the high and low prices of the Registrant's ADSs as quoted on the Nasdaq Global Select Market on February 20, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value GBP0.01 per share
Amount Registered | shares	430,000
Proposed Maximum Offering Price per Unit	10.342
Maximum Aggregate Offering Price	$ 4,447,060.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 680.84
Offering Note	These shares may be represented by the American Depositary Shares ("ADSs") of Bicycle Therapeutics plc (the "Registrant"). Each ADS represents one ordinary share, nominal value GBP0.01 per share (an "Ordinary Share"). ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-231422). Represents Ordinary Shares that became available for issuance under the Bicycle Therapeutics plc 2019 Employee Share Purchase Plan (the "ESPP"), effective as of January 1, 2025, pursuant to the evergreen increase provision of the ESPP. Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares of the Registrant which become issuable under ESPP by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding Ordinary Shares. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on 85% of the average of the high and low sale prices of the Registrant's ADSs as reported on the Nasdaq Global Select Market on February 20, 2025. Pursuant to the ESPP, the purchase price of the Ordinary Shares reserved for issuance thereunder will be 85% of the fair market value of an Ordinary Share on the first trading day of the offering period or on the exercise date, whichever is lower.